Debt - Schedule of Long-term Debt Instruments (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 EUR (€)
Debt Instrument [Line Items]
Long-term debt, gross	$ 1,129.1
Unamortized debt issuance costs:	(6.5)	$ (7.1)
Total	1,122.6	1,059.0
Less current portion	(7.5)	0.0
Long-term debt	$ 1,115.1	$ 1,059.0
Weighted average interest rate of Long-term debt	5.10%	4.70%	5.10%
Weighted average term of available Long-term debt	3 years 2 months 12 days	4 years
Senior Notes | Level 1
Debt Instrument [Line Items]
Fair value of Senior unsecured notes (Level 1)	$ 811.5	$ 785.2
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross	$ 0.0	230.0
3.625% Senior Unsecured Notes Due 2026 | Senior Notes
Debt Instrument [Line Items]
Interest rate (as percent)	3.625%		3.625%
Long-term debt, gross	$ 431.0	436.1	€ 400.0
5.000% Senior Unsecured Notes Due 2028 | Senior Notes
Debt Instrument [Line Items]
Interest rate (as percent)	5.00%		5.00%
Long-term debt, gross	$ 400.0	400.0
Term Loan | Line of Credit
Debt Instrument [Line Items]
Long-term debt, gross	$ 298.1	$ 0.0